INTERIM CONSOLIDATED BALANCE SHEETS (UNAUDITED) (Parenthetical) - $ / shares	Sep. 30, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Common stock shares no par value	$ 0	$ 0
Common stock shares authorized	500,000,000	500,000,000
Common stock shares issued	208,542,156	169,397,030
Common stock shares outstanding	208,542,156	169,397,030